Notes receivable - TerrAscend (Details) - USD ($) $ in Thousands	1 Months Ended
	Nov. 30, 2020	Dec. 31, 2021	May 04, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Notes receivables		$ 3,157		$ 4,645
HMS Assets
Disclosure of financial assets [line items]
Total consideration	$ 27,500		$ 24,639
Interest bearing Note due	$ 2,240
Interest rate	5.00%
Interest income	$ 75